Restructuring Charges - Additional Information (Detail) $ in Thousands	1 Months Ended		3 Months Ended								9 Months Ended		12 Months Ended
	Oct. 31, 2014 USD ($)	Feb. 28, 2014 USD ($) Facilities Positions	Jul. 29, 2017 USD ($)	Oct. 29, 2016 USD ($)	Jul. 30, 2016 USD ($)	Apr. 30, 2016 USD ($)	Jan. 30, 2016 USD ($)	Oct. 31, 2015 USD ($)	Aug. 01, 2015 USD ($)	May 02, 2015 USD ($)	Jul. 29, 2017 USD ($)	Jul. 30, 2016 USD ($)	Oct. 29, 2016 USD ($)	Oct. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 918	$ 2,458	$ 2,279	$ 714	$ 57	$ (215)	$ 2,807	$ 601	$ 909	$ 2,359	$ 3,479	$ 2,807	$ 3,521	$ 3,869	$ 3,376
Number of positions eliminated | Positions		143
Inventory related to restructuring costs		$ 4,140
Number of manufacturing facilities | Facilities		2
Restructuring charges liability				0									0
Inventory obsolescence reserves								783						783
Restructuring costs unpaid			1,275	359				$ 1,776			1,275		359	1,776
Commercial Segment and Corporate Office [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring			1,500
Restructuring costs unpaid			1,100	567							1,100		567
Goshen Bus [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring				714							1,996		714	$ 0
Restructuring costs unpaid			$ 100	$ 314							$ 100		$ 314